Employee Benefits - Summary of amount recognizedi n relation to net defined benefit asset liabilities in statement of financial position explanatory (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Present value of funded obligations	₩ 2,589,246	₩ 2,445,797
Fair value of plan assets	(2,962,342)	(2,902,714)
Present value of non-funded obligations	7,092	30,912
Net defined benefit assets	₩ (366,004)	₩ (426,005)